Wegener Investment Trust
Investment Objective
The Wegener Adaptive Growth Fund seeks long-term capital appreciation, while attempting to protect capital during negative market conditions using hedging strategies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Wegener Investment Trust Wegener Adaptive Growth Fund
Redemption Fee (as a percentage of amounts redeemed within 180 days of purchase)	1.50%
Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wegener Investment Trust Wegener Adaptive Growth Fund
Management Fees		1.25%
Distribution (12b-1) Fees		none
Other Expenses		2.50%
Acquired Fund Fees and Expenses	[1][2]	0.01%
Total Annual Fund Operating Expenses		3.76%
Expense Reimbursement		(1.76%)
Total Annual Fund Operating Expenses after Expense Reimbursement		2.00%
[1]	The Total Annual Fund Operating Expenses in this table will not correlate to the expense ratio in the Fund's Financial Highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[2]	The investment manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; indirect costs of investing in other funds; taxes; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2014. The agreement may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the investment manager.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for the fee waiver and/or expense reimbursement reflected in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wegener Investment Trust Wegener Adaptive Growth Fund	203	987	1,791	3,889

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 216.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC, believes have superior prospects for appreciation. The Fund may invest in options to increase the Fund’s market exposure, or use hedging strategies to reduce the Fund’s market exposure, based on the investment manager’s assessment of market conditions.

The investment manager believes that individual stocks, and the stock market as a whole, are influenced by three primary groups of factors:  Long Term Reversal Factors, Intermediate Term Trend Factors, and Short Term Reversal Factors.  Long Term Reversal Factors are primarily an estimate of stock price to present value of future cash flows, which help determine current investor sentiment regarding the security, and combined with an assumption that shareholder sentiment will return to a normal level, helps estimate the future return of the security.  Intermediate Term Trend Factors include consideration of changes in analyst estimates of future earnings of a company, and trends involving particular sectors or market indexes.  These Intermediate Term Trend Factors are watched as a signal of whether investor sentiment is currently moving in a positive or negative direction.  Short Term Reversal Factors include analysis of an individual stock's price movements compared to the markets generally.  These Short Term Reversal Factors are typically monitored to identify individual securities which are likely to perform well relative to the market over a short period of time.  The investment manager selects individual stocks for the Fund’s portfolio that it believes gives the portfolio the best combination of Factors, and sells those that have become less attractive based on the Factors.  As a hedging strategy, the Fund will typically simultaneously purchase put options on market indexes and write call options on market indexes.  To achieve leverage, the Fund will typically buy call options on individual stocks or market indexes.

Stocks are selected from among all stocks sold on the New York Stock Exchange, Nasdaq System, and American Stock Exchange, and may include foreign companies sold as American Depositary Receipts (ADRs).  These companies will be selected from any capitalization range (small, mid and large capitalization).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund’s returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.  Below are some specific risks of investing in the Fund.

-           Management Risk.  The investment manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the investment manager’s judgment will produce the desired results.

-           Option Risks.  If an option the Fund has purchased is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs).  When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security or index beyond the exercise price (plus the premium received).  When the Fund sells put options, the Fund will lose money if a decrease in the value of the underlying security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received.  When the Fund terminates a position in an option it has sold by buying it back in the open market prior to expiration, the Fund will lose money if the cost to buy back the option position is higher than the premiums originally received.  Increases in the volatility of the underlying security can also cause the price of the options to increase, thus increasing the Fund’s cost to cover its obligation.

-           Leverage Risk.  The leverage offered by trading in options may magnify the gains and losses experienced by the Fund and could cause the Fund’s net asset value to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in options.

-           Smaller Company Risk.  To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks such as increases volatility of earnings and prospects; higher failure rates; disproportionate impact on market price caused by low trading volume; limited markets, product lines and financial resources and lack of management experience.

-           Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation and more volatile performance.

-           Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

-           Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and may affect certain sectors in which the Fund is more heavily weighted.

-           Portfolio Turnover Risk.  To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a Fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders.  These factors may negatively affect the Fund’s performance.

-           Sector Risk.  If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

-           Gold and Precious Metals Risk.  The Fund may hold substantial investments in gold and other precious metals (including silver, platinum, palladium and other precious metals) operating companies. The price of gold and precious metals operating companies is strongly affected by the price of gold or other precious metals such as platinum, palladium and silver, as well as by certain costs and business and operational risks directly associated with their operations. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which in turn could affect the Fund’s returns. In addition, some gold and precious metals mining companies have hedged their exposure to falls in the price of gold or precious metals by selling forward future production, which could limit the company’s benefit from future rises in the price of gold or precious metals.  Mining operations have varying expected life spans and those with a short expected life span may experience more stock price volatility. Companies developing precious metals mines may present greater risks than companies with mines in production.  Also investments in mining and in metals entail the risk that the Fund’s investments might not qualify as a "regulated investment company" under the Internal Revenue Code, and its income and capital gains might become subject to federal income taxes, reducing returns to shareholders.

-           Junior and Mid-Tier Mining Companies Risk.  Securities of junior and mid-tier mining companies are often more speculative in nature, and tend to be less liquid and more volatile in price than securities of larger mining companies.

PERFORMANCE

The bar chart shows the Fund’s total return for each full calendar year since inception. The performance table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and the Russell 2000 Index, which is included because the Fund’s portfolio generally includes a significant number of smaller capitalization companies.  The variability of performance over time provides an indication of the risks of investing in the Fund.  This past performance (before and after taxes), however, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available at www.wegenerfunds.com or by calling 1-800-595-4077.

The Fund’s return for the year-to-date period ended September 30, 2013 was (18.64)%.  During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest Quarterly Return   21.40%          For the Quarter Ended   6/30/09

Lowest Quarterly Return  -22.17%          For the Quarter Ended   9/30/11

Average Annual Total Returns (For PERIODS ended December 31, 2012)
Average Annual Total Returns Wegener Investment Trust	1 Year	5 Years	Since Inception
-Comparison Index- S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	3.47%	[1]
-Comparison Index- Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.55%	3.85%	[1]
Wegener Adaptive Growth Fund	(3.34%)	(3.67%)	(1.01%)	[1]
Wegener Adaptive Growth Fund Returns After Taxes on Distributions	(3.76%)	(5.21%)	(2.57%)	[1]
Wegener Adaptive Growth Fund Returns After Taxes on Distributions and Sale of Fund Shares	(3.07%)	(3.54%)	(1.38%)	[1]
[1]	The Wegener Adaptive Growth Fund Inception Date is September 13, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.